UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2015

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.8%
Alabama — 0.6%
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,311,360
Alaska — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	1,000,000	773,250
Arizona — 4.6%
Arizona Health Facilities Authority Rev., Series 2014 A, (Banner Health), 5.00%, 1/1/44	1,585,000	1,744,657
Arizona School Facilities Board COP, Series 2015 A, 5.00%, 9/1/23	2,500,000	2,979,925
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	268,037
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,074,800
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	555,735
Phoenix Industrial Development Authority Education Rev., (Basis School, Inc.), 5.00%, 7/1/45(1)	1,500,000	1,490,685
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Great Hearts Academies Project), 5.00%, 7/1/44(1)	1,000,000	1,004,900
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,237,440
Phoenix Industrial Development Authority Rev., Series 2014, (Guam Facilities Foundation, Inc. Project), 5.375%, 2/1/41	1,000,000	997,200
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,150,120
Salt River Project Agricultural Improvement & Power District Rev., Series 2015 A, (Electric System Disribution), 5.00%, 12/1/45	2,000,000	2,288,560
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,086,010
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	528,000	528,829
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	318,000	318,312
		17,725,210
California — 12.5%
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,200,000	2,456,674
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(2)	8,000,000	470,800
California GO, 5.00%, 4/1/37	1,000,000	1,128,220
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,378,300
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,635,465
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(3)	800,000	1,070,288
California Public Works Board Lease Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,718,565
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,692,630
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	3,000,000	3,371,970
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), Series 2010 A, 7.50%, 6/1/42	1,975,000	2,173,586
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,195,320
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	2,500,000	1,795,725
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	500,000	376,395
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,250,000	2,635,470
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	500,000	576,250
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	591,675
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	750,000	332,333

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	425,055
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	500,000	392,055
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	2,000,000	1,718,940
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,201,020
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,161,670
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,111,380
Oakland Redevelopment Agency Rev., 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(3)	3,350,000	3,508,287
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	469,758
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	253,935
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	200,000	203,290
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	1,019,200
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,547,685
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(5)(6)	2,931,000	296,031
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	500,000	548,245
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	883,695
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	286,450
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(2)	1,000,000	384,290
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	3,000,000	3,239,400
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(2)	3,500,000	734,195
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,850
		48,487,097
Colorado — 4.8%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,028,190
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,119,580
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	554,840
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,564,245
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	800,000	847,904
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	268,578
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A-1, 5.00%, 12/1/25	1,500,000	1,715,895
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 9/3/15	2,200,000	2,200,352
Foothills Metropolitan District Special Assessment Rev., 6.00%, 12/1/38	1,000,000	1,056,740
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,400,000	1,402,422
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	530,140
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	2,013,497
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,129,200
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(7)	1,800,000	1,152,108
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(6)	1,500,000	960,090
		18,543,781
Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	2,500,000	2,529,600
Delaware — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,662,375
Florida — 6.3%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,664,025

Brevard County Health Facilities Authority Rev., 5.00%, 4/1/39	1,500,000	1,618,770
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,101,030
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	557,770
Celebration Pointe Community Development District Special Assessment Rev., 5.125%, 5/1/45	750,000	753,488
Escambia County Rev., Series 1997, (Gulf Power Co.), VRDN, 2.10%, 4/11/19	500,000	508,270
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,023,160
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,364,887
Hillsborough County School Board COP, Series 2015 A, (Master Lease Program), 5.00%, 7/1/22	1,250,000	1,467,900
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	590,725
Lakeland Hospital System Rev., (Lakeland Regional Health Systems), 5.00%, 11/15/45	1,500,000	1,609,095
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,642,740
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.00%, 11/15/45(8)	1,000,000	1,049,200
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,000,000	1,135,040
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	987,592
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,637,085
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/21, Prerefunded at 100% of Par(3)	515,000	674,382
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,568,537
Pompano Beach Rev., Series 2015, (John Knox Village of Florida, Inc.), 5.00%, 9/1/44	865,000	908,804
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,138,050
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	490,000	561,824
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	815,000	943,729
		24,506,103
Georgia — 2.5%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,090,130
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/19, Prerefunded at 100% of Par(3)	3,000,000	3,626,280
Atlanta Water & Wastewater Rev., Series 2015, 5.00%, 11/1/40	2,500,000	2,822,700
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,164,030
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,048,110
		9,751,250
Guam — 1.5%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,089,240
Guam Government GO, Series 2009 A, 7.00%, 11/15/19, Prerefunded at 100% of Par(3)	3,905,000	4,785,109
		5,874,349
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,882,260
Illinois — 5.3%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,332,499
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,493,810
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,129,941
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/44	500,000	510,560
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	450,000	463,311
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	857,152
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,120,118
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,270,000	1,273,505
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/18, Prerefunded at 100% of Par(3)	1,500,000	1,788,420
Illinois Finance Authority Rev., Series 2013, (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,086,090
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,129,990
Illinois Finance Authority Rev., Series 2015 A, (Rush University Medical Center Obligation Group), 5.00%, 11/15/38	500,000	547,230

Illinois GO, 5.00%, 3/1/36	2,185,000	2,189,807
Illinois GO, 5.00%, 3/1/37	1,000,000	1,001,100
Illinois GO, 5.50%, 7/1/38	1,000,000	1,062,620
Illinois GO, 5.00%, 2/1/39	1,900,000	1,894,718
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	231,630
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	680,350
		20,792,851
Indiana — 0.1%
Richmond Hospital Authority Rev., Series 2015 A, 5.00%, 1/1/39	500,000	546,545
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	892,580
Louisiana — 2.2%
Louisiana Offshore Terminal Authority Rev., Series 1997 A, (LOOP LLC Project), VRDN, (Deepwater Port), 0.02%, 9/1/15 (LOC: JPMorgan Chase Bank N.A.)	5,100,000	5,100,000
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,714,605
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,699,950
		8,514,555
Maryland — 2.4%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,059,710
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,108,974
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,093,820
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Obligation Group), 5.00%, 7/1/47	2,000,000	2,184,140
Maryland Health & Higher Educational Facilities Authority Rev., (Medstar Health, Inc.), 5.00%, 8/15/42	1,000,000	1,094,140
Maryland Health & Higher Educational Facilities Authority Rev., (Peninsula Regional Medical Center), 5.00%, 7/1/45	900,000	982,116
		9,522,900
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42(1)	1,000,000	1,010,340
Michigan — 3.9%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,788,825
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,020,675
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,418,700
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,842,820
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/39	835,000	909,925
Michigan Finance Authority Rev., Series 2014, (Thomas M. Cooley Law School Project), 6.75%, 7/1/44(1)	1,000,000	1,057,410
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	750,000	782,107
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/25 (Q-SBLF)	375,000	440,276
Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,736,544
		14,997,282
Minnesota — 0.3%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	1,000,000	1,046,710
Missouri — 1.9%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,400,770
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 9/1/15 (LOC: Commerce Bank N.A.)	1,700,000	1,700,000
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,367,763
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,087,820
		7,556,353
Nebraska — 1.8%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,456,030

Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	1,250,000	1,351,887
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	250,000	271,028
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,655,460
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $3,000,000)(9)	2,400,000	2,407,200
		7,141,605
Nevada — 0.5%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	925,000	943,722
Nevada Department of Business & Industry Rev., Series 2015 A, (Somerset Academy), 5.125%, 12/15/45(1)	1,000,000	989,300
		1,933,022
New Jersey — 3.3%
New Jersey Economic Development Authority Rev., Series 1999, (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,089,130
New Jersey Economic Development Authority Rev., Series 2003, (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	551,010
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	2,990,000	2,998,910
New Jersey Economic Development Authority Rev., Series 2013, (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,719,408
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/40	2,000,000	1,997,020
New Jersey Economic Development Authority Rev., Series 2014, (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,021,920
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health Obligated), 5.00%, 7/1/44	1,000,000	1,081,090
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	994,080
Tobacco Settlement Financing Corp. Rev., Series 2007 1-A, 4.75%, 6/1/34	2,000,000	1,507,800
		12,960,368
New Mexico — 0.6%
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,100,000	1,126,928
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,001,390
		2,128,318
New York — 12.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	918,664
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37(8)	1,500,000	1,575,150
Build NYC Resource Corp. Rev., Series 2014, (Metropolitan College of New York Project), 5.50%, 11/1/44	1,000,000	1,052,300
Build NYC Resource Corp. Rev., Series 2014, (Pratt Paper NY, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,063,570
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College Project), 5.00%, 7/1/45	3,000,000	3,321,510
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.02%, 9/1/15 (LOC: Bayerische Landesbank)	3,800,000	3,800,000
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,104,630
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	900,000	1,013,148
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	892,853
New York City GO, Series 2015 A, 5.00%, 8/1/18	3,000,000	3,345,570
New York City Industrial Development Agency Rev., Series 2002 B, (John F. Kennedy International Airport Terminal), VRDN, 2.00%, 8/1/16	3,000,000	3,006,450
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,074,310
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	1,160,000	1,329,511
New York Liberty Development Corp. Rev., (World Trade Center), 5.00%, 11/15/44(1)	5,000,000	5,025,300
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,208,118
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	1,000,000	1,115,110
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	589,590
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	913,265
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	1,795,000	1,918,173
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/43	1,500,000	1,650,150

New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,125,770
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,486,534
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/31	500,000	524,490
Port Authority of New York & New Jersey Special Obligation Rev., Series 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,330,000
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,478,590
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	2,050,000	1,201,730
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,825,531
		47,890,017
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,377,688
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,597,260
North Carolina Medical Care Commission Rev., Series 2015, (Pennybyrn at Maryfield), 5.00%, 10/1/35	1,000,000	1,040,690
		4,015,638
North Dakota — 0.5%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	1,900,000	1,900,000
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.125%, 6/1/24	1,000,000	836,710
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.75%, 6/1/34	1,000,000	805,500
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.875%, 6/1/47	2,000,000	1,612,680
County of Allen Hospital Facility Rev., Series 2008 A, (Catholic Healthcare Partners), VRDN, 0.01%, 9/1/15 (LOC: Bank of America N.A.)	3,600,000	3,600,000
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,351,075
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,495,671
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.00%, 12/1/43	250,000	252,193
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.50%, 12/1/43	550,000	576,350
		10,530,179
Oklahoma — 2.4%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,277,060
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,278,960
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,746,575
		9,302,595
Oregon — 1.8%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,385,000)(9)	1,385,000	1,423,088
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,433,675
Oregon GO, Series 2015 F, (Article XI-Q State Projects), 5.00%, 5/1/39	1,500,000	1,736,415
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,099,880
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,371,800
		7,064,858
Pennsylvania — 5.3%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,110,070
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,385,000	1,400,609
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,040,520
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Heathcare Network), 5.25%, 1/15/45	1,110,000	1,177,821
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(3)	2,000,000	2,328,820
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Talen Energy Supply LLC), 6.40%, 12/1/38	1,000,000	1,013,700
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,188,960

Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	880,000	968,871
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,693,110
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/22	1,525,000	1,777,433
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,651,710
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	2,500,000	2,626,200
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,709,655
		20,687,479
Rhode Island — 0.8%
Providence Redevelopment Agency Rev., Series 2015 A, (Public Safety Building Project), 5.00%, 4/1/28	1,200,000	1,314,732
Providence Redevelopment Agency Rev., Series 2015 A, (Public Safety Building Project), 5.00%, 4/1/29	800,000	871,784
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	890,000	900,894
		3,087,410
South Carolina — 1.3%
Piedmont Municipal Power Agency Rev., Series 2015 A, 5.00%, 1/1/25(8)	1,245,000	1,464,083
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,594,032
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,161,760
		5,219,875
Tennessee — 0.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	2,035,000	2,035,000
Texas — 5.3%
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	1,700,000	1,828,197
City Public Service Board of San Antonio Rev., 5.00%, 2/1/22	1,000,000	1,187,300
Clifton Higher Education Finance Corp. Rev., Series 2015 A, (Uplift Education), 5.00%, 12/1/45	1,500,000	1,543,725
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,412,440
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	875,000	959,998
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,098,750
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/19, Prerefunded at 100% of Par(3)	1,000,000	1,193,460
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	545,425
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	719,446
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,095,000
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,576,210
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/20, Prerefunded at 100% of Par(3)	1,500,000	1,814,475
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,725,495
		20,699,921
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,633,620
Virginia — 3.3%
Cherry Hill Community Development Authority Special Assessment Rev., (Potomac Shores Project), 5.40%, 3/1/45(1)	1,000,000	1,017,730
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	1,750,000	1,742,667
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	635,590
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31	1,000,000	1,150,200
Lower Magnolia Green Community Development Authority Special Assessment Rev., Series 2015, 5.00%, 3/1/45(1)	1,000,000	977,370
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,139,020
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	403,716
Tobacco Settlement Financing Corp. Rev., Series 2007 B-1, 5.00%, 6/1/47	500,000	353,925

Virginia College Building Authority Rev., Series 2015 A, (Marymount University Project), 5.00%, 7/1/45	860,000	867,293
Virginia College Building Authority Rev., Series 2015 B, (Marymount University Project), 5.00%, 7/1/45(1)	400,000	403,392
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,147,320
Wise County Industrial Development Authority Rev., Series 2009 A, (Virginia Electric and Power Co.), VRDN, 2.15%, 9/1/20	3,000,000	2,998,830
		12,837,053
Washington — 2.4%
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,044,200
Port of Seattle Rev., Series 2015 B, 5.00%, 3/1/18	1,000,000	1,098,540
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.70%, 9/3/15	3,750,000	3,751,312
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,220,900
Washington State Housing Finance Commission Rev., Series 2015 A, (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,269,338
		9,384,290
Wisconsin — 1.8%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	1,982,740
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,882,450
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc 7.625%, 9/15/39	1,000,000	1,185,300
Wisconsin Health & Educational Facilities Authority Rev., Series 2014, (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,048,920
		7,099,410
Wyoming — 0.6%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,274,580
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $372,831,647)		388,751,989
OTHER ASSETS AND LIABILITIES — 0.2%		639,973
TOTAL NET ASSETS — 100.0%		$389,391,962

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $21,407,884, which represented 5.5% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Non-income producing.

(6)	Security is in default.

(7)	Maturity is in default.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,830,288, which represented 1.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$372,831,647
Gross tax appreciation of investments	$21,290,538
Gross tax depreciation of investments	(5,370,196)
Net tax appreciation (depreciation) of investments	$15,920,342

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2015

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.5%
Alabama — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,087,931
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,607,565
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,082,499
		7,777,995
Alaska — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,882,331
Arizona — 1.4%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/16, Prerefunded at 100% of Par (Ambac)(1)	1,935,000	2,003,460
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRDN, 1.00%, 10/1/15	7,500,000	6,647,625
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,377,550
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,144,300
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,557,350
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	1,945,154
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,272,910
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/21	1,000,000	1,179,190
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	1,225,000	1,464,255
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	1,970,552
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,180,264
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,752,747
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,193,503
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	714,305
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,292,838
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	771,100
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/24 (FGIC)	775,000	805,527
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,275,291
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,482,565
		47,030,486
Arkansas — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,972,840
California — 16.8%
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/24	1,500,000	1,799,610
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/26	2,000,000	2,361,800
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/27	1,725,000	2,021,976
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/30	1,750,000	2,010,977
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/31	2,000,000	2,288,420
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/32	2,000,000	2,277,000

Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/33	1,800,000	2,044,926
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	4,000,000	4,492,720
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	3,900,000	4,355,013
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C-4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,026,325
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	12,109,840
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.72%, 9/3/15	2,000,000	1,991,360
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.12%, 9/3/15	3,750,000	3,713,512
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	6,982,650
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	1,970,000	1,989,424
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	6,215,000	6,900,204
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	2,450,000	2,528,302
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,795,000	3,116,201
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22	205,000	228,784
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,159,800
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,720,850
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,260,703
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	9,760,000	11,652,269
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	3,020,000	3,375,967
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	870,000	972,547
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	3,945,515
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25	3,125,000	3,922,812
California GO, 5.00%, 10/1/17	8,000,000	8,718,880
California GO, 5.25%, 9/1/23	25,000,000	30,328,250
California GO, 5.00%, 9/1/24	10,000,000	11,972,200
California GO, 5.00%, 8/1/26(2)	7,200,000	8,708,256
California GO, 5.00%, 12/1/26	3,755,000	4,479,828
California GO, 5.00%, 2/1/27	10,000,000	11,687,500
California GO, 5.00%, 11/1/27	5,000,000	5,908,550
California GO, 5.00%, 2/1/28	10,000,000	11,634,800
California GO, 5.75%, 4/1/31	16,630,000	19,269,680
California GO, 5.00%, 6/1/32	11,805,000	12,585,665
California GO, 5.00%, 11/1/32	2,785,000	3,012,507
California GO, 6.00%, 4/1/38	5,000,000	5,827,750
California GO, 5.50%, 11/1/39	10,000,000	11,636,000
California GO, Series 2012 B, VRN, 0.92%, 9/3/15	4,000,000	4,037,200
California GO, Series 2012 B, VRN, 1.02%, 9/3/15	1,600,000	1,622,624
California GO, Series 2012 B, VRN, 1.17%, 9/3/15	1,920,000	1,963,603
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,520,220
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,229,656
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,355,000	1,373,265
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	41,017
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,090,000	2,449,271
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,849,375

California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,749,850
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,891,500
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,188,857
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,469,338
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	1,985,621
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,134,264
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,619,317
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,713,465
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building - 8 & 9), 6.25%, 4/1/34	4,000,000	4,682,600
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,342,000
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,668,785
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,865,400
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,935,000	2,146,766
California State University Rev., Series 2015 A, 5.00%, 11/1/20	1,600,000	1,891,024
California State University Rev., Series 2015 A, 5.00%, 11/1/22	1,295,000	1,571,767
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,342,282
California State University Systemwide Rev., Series 2015 A, 5.00%, 11/1/21	1,235,000	1,477,776
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,578,752
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,358,136
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	10,976,600
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.97%, 9/3/15	5,000,000	5,012,150
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)	110,000	110,458
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(3)	2,230,000	1,411,211
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,350,000	2,752,602
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	3,979,612
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,900,000	4,494,750
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	1,595,000	1,684,384
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,869,302
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	701,396
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,469,416
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,523,288
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,714,774
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,419,150
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,197,567
Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	2,250,000	2,521,170
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,050,228
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,472,888
Los Angeles Department of Water & Power System Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,722,650
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/17	100,000	106,379
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	500,000	559,310
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	250,000	286,903
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,176,380
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	11,865,100
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	500,000	588,960

Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,569,376
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	6,923,258
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,442,645
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	3,205,000	3,580,370
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	10,070,000	11,938,891
Los Angeles Wastewater System Rev., Series 2015 A, (Green Bonds), 5.00%, 6/1/27	2,400,000	2,923,008
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,599,690
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.40%, 9/3/15	7,000,000	6,983,550
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,559,187
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,777,275
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,548,600
Oakland Unified School District Alameda County GO, 5.00%, 8/1/20	5,005,000	5,662,056
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,348,789
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/21	1,100,000	1,251,393
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/26	1,025,000	1,173,820
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/27	1,295,000	1,470,395
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/28	1,000,000	1,128,610
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/34	1,000,000	1,098,350
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/35	800,000	880,064
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,089,251
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,177,560
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(3)	4,610,000	1,453,026
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/25	3,035,000	3,737,208
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/26	2,555,000	3,120,651
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,066,829
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,436,913
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,806,241
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	5,756,424
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	2,470,000	2,708,330
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,332,460
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,490,950
San Francisco City and County Airports Commission Rev., Series 2008 34-F, 5.00%, 5/1/17 (AGC)	4,140,000	4,452,943
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	5,900,000	6,522,214
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(1)	1,525,000	1,591,155
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,210,599
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	651,231
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	418,400
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	490,000	528,142
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,180,968
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,257,625
		570,298,179
Colorado — 1.9%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,358,125
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,298,950
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (AGC)	1,000,000	1,043,350
Colorado Health Facilities Authority Rev., Series 2008 D-1, (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,702,935

Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	1,000,000	1,064,640
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	15,000	15,078
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,879,825
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,168,712
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 9/3/15	8,650,000	8,651,384
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,336,720
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,083,408
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,500,489
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,287,562
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,575,994
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,569,134
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,556,856
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,668,060
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,129,200
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,634,756
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,380,444
		65,905,622
Connecticut — 1.9%
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,608,111
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	8,511,764
Connecticut GO, Series 2012 A, VRDN, 0.55%, 9/3/15	4,300,000	4,309,245
Connecticut GO, Series 2012 A, VRDN, 0.70%, 9/3/15	4,000,000	4,013,360
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,447,840
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,155,000	3,193,617
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,762,357
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A-3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,833,233
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,588,800
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,655,200
		64,923,527
District of Columbia — 1.1%
District of Columbia GO, Series 2015 A, 5.00%, 6/1/20	3,000,000	3,494,340
District of Columbia GO, Series 2015 A, 5.00%, 6/1/22	5,000,000	5,965,850
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,779,550
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,270,716
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,487,100
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,544,325
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)	1,200,000	1,309,464
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,478,000
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	4,965,792
		38,295,137
Florida — 6.2%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,100,049
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,148,750
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,139,920
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,341,434
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	9,817,227
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,723,200

Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,104,400
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/18	4,440,000	4,890,749
Citizens Property Insurance Corp. Rev., Series 2012 A-1, (Senior Secured), 5.00%, 6/1/20	6,050,000	6,955,503
Escambia County Rev., Series 1997, (Gulf Power Co.),VRDN, 2.10%, 4/11/19	1,500,000	1,524,810
Florida GO, 5.00%, 7/1/24(2)	10,000,000	12,326,800
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,306,680
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,995,948
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	11,980,700
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16, Prerefunded at 100% of Par(1)	410,000	424,936
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,034,910
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	165,000	169,960
Halifax Hospital Medical Center Rev., Series 2006 B-1, 5.50%, 6/1/38 (AGM)	1,000,000	1,084,760
Halifax Hospital Medical Center Rev., Series 2006 B-2, 5.375%, 6/1/31 (AGM)	2,000,000	2,165,680
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,012,210
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	1,970,674
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,674,579
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,089,045
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,773,255
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,430,289
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,640,578
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,968,787
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	335,000	336,132
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(1)	4,650,000	5,088,309
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,220,800
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	2,450,000	2,729,741
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	911,992
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,766,809
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,127,660
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/26	2,000,000	2,340,480
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/27	1,500,000	1,743,240
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/30	1,835,000	2,094,909
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,300,000	1,475,552
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	1,800,000	1,871,226
Miami-Dade County Industrial Development Authority Rev., Series 2014, (Pinecrest Academy, Inc.), 4.00%, 9/15/19	380,000	399,277
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,336,085
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,282,720
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,515,365
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,345,870
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,228,860
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,723,215
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,860,000
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,628,899
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,102,783
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	485,000	516,486
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,465,595
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,289,170
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,698,662
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/19, Prerefunded at 100% of Par(1)	4,700,000	5,728,266

Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	495,468
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	634,159
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(1)	1,865,000	1,957,635
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(1)	1,730,000	1,815,929
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16	5,000	5,255
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	1,555,000	1,693,535
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	1,440,000	1,568,290
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17	5,000	5,448
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	145,000	152,447
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,110,180
		211,062,282
Georgia — 1.3%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,381,704
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(1)	5,000,000	5,993,050
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(1)	3,000,000	3,595,830
City of Atlanta Water & Wastewater Rev., 5.00%, 11/1/27	2,000,000	2,372,140
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,109,760
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,400,300
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,390,592
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,575,425
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,544,120
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	600,000	635,106
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,121,460
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	1,300,000	1,393,613
		45,513,100
Guam — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,559,556
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,193,600
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,645,275
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,555,850
Guam Government GO, Series 2009 A, 6.75%, 11/15/19, Prerefunded at 100% of Par(1)	12,570,000	15,275,315
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,342,160
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,162,580
		31,734,336
Hawaii — 1.2%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/26 (Ambac)	5,000,000	5,336,000
Hawaii GO, Series 2011 EA, 5.00%, 12/1/23	10,000,000	11,868,600
Hawaii GO, Series 2014 EO, 5.00%, 8/1/23	6,000,000	7,251,180
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,781,525
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	902,872
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/19, Prerefunded at 100% of Par(1)	3,000,000	3,415,110
Honolulu City and County GO, Series 2015 B, 5.00%, 10/1/25	3,000,000	3,710,730
Honolulu City and County GO, Series 2015 C, 5.00%, 10/1/25	3,000,000	3,710,730
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,069,674
		40,046,421
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	273,863
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,375,750
		3,649,613

Illinois — 4.3%
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	892,904
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	920,376
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	694,566
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/21	1,450,000	1,551,993
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/23	700,000	750,974
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/24	2,000,000	2,152,200
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,464,500
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	625,326
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,301,020
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,015,780
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,138,530
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/29	1,100,000	1,154,956
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/31	1,000,000	1,038,590
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/32	1,000,000	1,035,770
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	2,520,000	2,594,542
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,455,000	1,607,950
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,858,182
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,960,000	1,965,410
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	5,000,000	5,806,100
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 5/1/19, Prerefunded at 100% of Par(1)	5,000,000	5,945,600
Illinois Finance Authority Rev., Series 2009, (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,019,821
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,024,440
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,341,620
Illinois Finance Authority Rev., Series 2015 B, (Rush University Medical Center), 5.00%, 11/15/29	5,000,000	5,694,100
Illinois GO, 5.00%, 8/1/24	18,585,000	19,664,974
Illinois GO, 5.00%, 3/1/37	900,000	900,990
Illinois GO, 5.50%, 7/1/38	4,900,000	5,206,838
Illinois GO, 5.00%, 2/1/39	3,000,000	2,991,660
Illinois GO, 5.00%, 5/1/39	5,880,000	5,863,418
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,223,080
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,606,920
Illinois Toll Highway Authority Rev., Series 2010 A-1, 5.00%, 1/1/25	5,000,000	5,630,600
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,663,664
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	15,000,000	16,601,400
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,408,720
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,523,100
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	640,000	732,000
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,047,920
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,354,726
		146,015,260
Indiana — 1.7%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,043,940
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,586,971
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,670,240
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,753,752
Indiana Finance Authority Lease Rev., Series 2008 A-1, 5.00%, 11/1/16	5,000,000	5,263,350

Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,099,838
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,127,650
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,477,762
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,146,940
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,309,954
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,400,637
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,622,634
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,378,413
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/27	1,120,000	1,330,526
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/28	2,005,000	2,362,872
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/29	2,500,000	2,909,750
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/23	1,735,000	2,055,715
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/24	2,200,000	2,619,188
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/26	3,030,000	3,644,575
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.25%, 2/1/27	2,000,000	2,422,800
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,115,545
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,557,007
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,922,266
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,044,150
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,168,300
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,812,822
		55,847,597
Iowa — 0.1%
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,735,410
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,830,150
		4,565,560
Kansas — 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	4,713,930
Kentucky — 0.8%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,639,080
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,289,560
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,377,888
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,498,085
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	4,842,696
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/19	1,000,000	1,136,290
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/20	1,500,000	1,739,325
		26,522,924
Louisiana — 1.2%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,625,738
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,523,890
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	4,895,807
Louisiana Offshore Terminal Authority Rev., Series 1997 A, (LOOP LLC Project), VRDN, (Deepwater Port), 0.02%, 9/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,550,000	1,550,000
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,561,573
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,642,150
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,560,760
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,854,280
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	512,915
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	802,965

New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	550,045
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	393,705
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	461,308
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	290,655
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	234,310
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,088,520
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,141,560
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,444,725
		39,134,906
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,908,247
Maryland — 0.9%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,093,820
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,508,880
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,840,699
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,738,850
Maryland GO, Series 2013 A, 5.00%, 3/1/21, Prerefunded at 100% of Par(1)	10,000,000	11,785,700
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,801,768
		30,769,717
Massachusetts — 3.9%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,653,133
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	735,000	765,980
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,590,400
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,193,076
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,929,600
Massachusetts GO, Series 2015 A, 5.00%, 7/1/27	10,000,000	12,454,100
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	7,752,748
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/18, Prerefunded at 100% of Par(1)	10,000,000	11,370,300
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,165,780
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,657,095
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,158,475
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,417,530
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	285,483
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	2,988,946
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,650,755
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,075,870
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,186,611
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,128,340
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,770,040
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,012,688
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,162,020
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,041,398
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,177,450
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,126,581
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,914,058

Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,164,940
		130,793,397
Michigan — 2.6%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,124,975
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,143,728
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,255,969
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,378,052
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,049,390
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,594,934
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,689,050
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	235,000	245,060
Michigan Finance Authority Rev., Series 2014 C-6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33	2,000,000	2,133,680
Michigan Finance Authority Rev., Series 2014 D-4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34	1,500,000	1,591,125
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/27	3,030,000	3,487,166
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/28	3,465,000	3,947,293
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/25	1,000,000	1,161,720
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/27	1,400,000	1,593,228
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/28	1,250,000	1,411,400
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/29	1,565,000	1,749,185
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)	2,000,000	2,193,500
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,558,800
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,406,594
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,718,752
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	8,028,960
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE)	3,000,000	3,276,840
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE)	2,000,000	2,179,860
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,136,230
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	735,774
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,326,058
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,293,957
		88,411,280
Minnesota — 0.7%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/29	600,000	646,728
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/34	1,000,000	1,060,260
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	2,000,000	2,093,420
Minnesota GO, 5.00%, 11/1/16	6,455,000	6,808,476
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,736,800
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,901,020
		23,246,704
Mississippi — 1.0%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,576,612
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,722,924
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,018,830
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,637,776
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,694,600

Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,298,969
Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	5,887,350
Mississippi GO, Series 2015 C, 5.00%, 10/1/18	3,625,000	4,076,494
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(1)	1,195,000	1,223,787
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(1)	1,940,000	1,986,735
		33,124,077
Missouri — 0.3%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,440,818
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	2,000,000	2,187,300
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	2,994,570
Missouri Joint Municipal Electric Utility Commission Rev., Series 2006, (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,187,237
		9,809,925
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,828,750
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	3,900,000	4,228,029
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,743,750
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/17, Prerefunded at 100% of Par(1)	3,000,000	3,191,250
		12,991,779
Nevada — 0.5%
Las Vegas Valley Water District GO, Series 2015 A, (Limited Tax), 5.00%, 6/1/22	10,000,000	11,910,800
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	4,800,000	5,691,984
		17,602,784
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,173,978
New Jersey — 3.9%
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15(1)	3,475,000	3,475,000
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	110,000	123,242
New Jersey Economic Development Authority Rev., Series 2014 PP, (School Facility Construction), 5.00%, 6/15/26	5,000,000	5,288,750
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/23	2,335,000	2,467,254
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/24	4,015,000	4,236,427
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/25	5,000,000	5,332,500
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	3,250,000	3,312,043
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,137,360
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,884,683
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	84,029
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,859,324
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,310,220
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	16,950,924
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	5,821,350
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/33	5,215,000	5,885,023
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20	10,000,000	11,462,900
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,373,120
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	16,158,000
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	7,472,460
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,165,750

New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,401,009
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,231,900
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	12,780,000	12,704,342
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	6,800,000	6,790,276
		130,927,886
New Mexico — 0.5%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,079,500
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,343,230
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,213,540
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/22	725,000	851,955
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/23	1,625,000	1,926,551
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/25	775,000	927,233
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/26	1,000,000	1,177,950
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,645,500
		17,165,459
New York — 17.0%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,248,821
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/24	1,465,000	1,669,866
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/26	1,130,000	1,268,402
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/27	1,320,000	1,472,618
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,229,450
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,733,067
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/34	11,410,000	12,759,004
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/35	3,500,000	3,902,325
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,012,780
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.39%, 9/3/15	1,000,000	985,210
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,829,350
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,342,781
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,008,080
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,186,040
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,863,950
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,352,991
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	11,836,818
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,495,350
Metropolitan Transportation Authority Rev., Series 2014 D, VRDN, 0.38%, 9/3/15	7,500,000	7,470,375
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,038,590
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,688,040
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	864,555
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,000	5,020
New York City GO, Series 2006 J-1, 5.00%, 6/1/16, Prerefunded at 100% of Par(1)	3,990,000	4,129,291
New York City GO, Series 2006 J-1, 5.00%, 6/1/18	10,000	10,367
New York City GO, Series 2008 J, VRN, 0.40%, 9/3/15	3,500,000	3,500,560
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	4,510,000	5,076,997
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	8,951,664
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,566,703
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	11,904,700
New York City GO, Series 2015 A, 5.00%, 8/1/18	5,000,000	5,575,950
New York City GO, Series 2015 A, 5.00%, 8/1/27	5,095,000	6,085,213

New York City GO, Series 2015 B, 5.00%, 8/1/27	4,830,000	5,768,711
New York City GO, Series 2015 C, 5.00%, 8/1/25	1,650,000	1,990,709
New York City GO, Series 2015 C, 5.00%, 8/1/26	5,370,000	6,406,840
New York City GO, Series 2015-1, 5.00%, 8/1/20	5,000,000	5,813,100
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,457,960
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, (Second General Resolution), 5.00%, 6/15/39	7,010,000	7,848,256
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,597,900
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	8,695,000	9,965,600
New York City Transitional Finance Authority Rev., Series 2003, VRDN, 0.02%, 9/1/15 (LIQ FAC: Bayerische Landesbank)	4,875,000	4,875,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,745,961
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	1,700,000	1,929,738
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	4,850,000	5,626,097
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	445,000	468,407
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,345,000	3,529,477
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	715,000	781,545
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	5,365,000	5,870,866
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,745,040
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,548,480
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,694,480
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,018,260
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,133,522
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/25	3,000,000	3,675,030
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/26	15,000,000	18,192,150
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	6,375,000	7,486,545
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,886,700
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,895,228
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,714,270
New York GO, Series 2009 H-1, 5.00%, 3/1/17	3,000,000	3,203,100
New York GO, Series 2009 H-1, 5.00%, 3/1/22	7,000,000	7,854,070
New York GO, Series 2009 J-1, 5.00%, 5/15/22	6,570,000	7,409,318
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,374,354
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,193,019
New York GO, Series 2011 A-1, 5.00%, 8/1/18	5,000,000	5,575,950
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	3,867,835
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,721,500
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,059,294
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,183,888
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,202,780
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,466,800
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/19, Prerefunded at 100% of Par(1)	5,000	5,675
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	30,000	34,328
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/25	8,795,000	9,944,067
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/39	3,995,000	4,431,014
New York State Dormitory Authority Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,623,840
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,836,195

New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,386,972
New York State Dormitory Authority Rev., Series 2009, (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,118,850
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,387,636
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,642,900
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	5,380,000	5,749,176
New York State Dormitory Authority Rev., Series 2015 A, (Columbia University), 5.00%, 10/1/25	3,500,000	4,400,760
New York State Dormitory Authority Rev., Series 2015 A, (Columbia University), 5.00%, 10/1/45	3,500,000	4,653,670
New York State Dormitory Authority Rev., Series 2015 A, (New York University) 5.00%, 7/1/20	1,300,000	1,521,949
New York State Dormitory Authority Rev., Series 2015 A, (New York University) 5.00%, 7/1/21	1,840,000	2,185,423
New York State Dormitory Authority Rev., Series 2015 A, (New York University) 5.00%, 7/1/22	1,580,000	1,895,289
New York State Dormitory Authority Rev., Series 2015 A, (New York University) 5.00%, 7/1/23	3,190,000	3,867,811
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 9/15/23	7,660,000	9,354,315
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 3/15/24	7,340,000	9,015,722
New York State Thruway Authority Rev., Series 2009 A-1, 5.00%, 4/1/23	3,000,000	3,360,960
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,887,975
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	7,801,899
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/28	5,000,000	5,855,250
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	9,850,000	11,421,173
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A-1, 5.00%, 4/1/25	5,865,000	6,763,342
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,042,810
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,568,733
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	2,585,000	2,763,520
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE)	35,000	35,097
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	967,139
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,029,000
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	11,799,800
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	10,762,300
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	8,903,095
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	496,565
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	797,182
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,074,900
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,000,000	1,058,100
Triborough Bridge & Tunnel Authority Rev., Series 2008 B-3, VRDN, 5.00%, 11/15/15	5,000,000	5,046,200
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	10,987,700
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,388,158
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,641,374
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,469,805
Triborough Bridge & Tunnel Authority Rev., Series 2015 A, 5.00%, 11/15/29	700,000	827,771
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	70,000	70,337
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,580,000	5,606,951
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,651,062
		574,976,498
North Carolina — 1.0%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,235,700
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,081,250
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,427,442
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	2,957,958

North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,243,112
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/19, Prerefunded at 100% of Par(1)	7,400,000	8,358,818
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,760,625
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,208,500
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,989,198
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,603,959
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/20	450,000	523,454
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/21	360,000	424,073
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/22	760,000	903,914
		33,718,003
North Dakota — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	6,100,000	6,100,000
Ohio — 2.3%
American Municipal Power, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	575,000	612,651
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,557,120
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,807,825
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,026,965
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,822,873
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,748,679
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	4,900,000	5,395,537
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,150,000	2,287,277
Miami University Rev., 5.00%, 9/1/25	4,440,000	5,118,121
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	25,309,218
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,297,660
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,738,650
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	836,648
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	225,880
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,012,454
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	237,974
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	3,993,535
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,225,960
		77,255,027
Oklahoma — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	3,000,000	3,402,330
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/25	1,500,000	1,802,850
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/26	1,000,000	1,194,780
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/27	1,000,000	1,185,200
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,710,000
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,174,645
		11,469,805
Oregon — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,229,418
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,178,307
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,775,565
Oregon GO, Series 2015 O, 5.00%, 8/1/20	1,000,000	1,172,490

Oregon GO, Series 2015 O, 5.00%, 8/1/21	750,000	890,768
Oregon GO, Series 2015 O, 5.00%, 8/1/22	700,000	842,079
Oregon GO, Series 2015 O, 5.00%, 8/1/23	1,340,000	1,632,696
Oregon GO, Series 2015 O, 5.00%, 8/1/24	1,000,000	1,234,980
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,321,254
		14,277,557
Pennsylvania — 5.7%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,673,565
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.52%, 9/3/15	2,500,000	2,523,350
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,182,154
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,217,544
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	2,771,720
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,104,152
Geisinger Authority Health System Rev., VRN, 0.97%, 11/1/15	5,000,000	4,272,850
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(1)	5,000,000	5,822,050
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,059,446
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	17,753,614
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,238,175
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	2,914,878
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,558,947
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,199,481
Pennsylvania GO, Series 2009, 5.00%, 7/1/19	15,000,000	16,978,350
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	8,655,031
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,334,190
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,150,420
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,156,630
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,149,080
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,312,081
Pennsylvania Higher Educational Facilities Authority Rev., Series 2015, (University of Pennsylvania), 5.00%, 8/15/20	1,600,000	1,858,832
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(4)	1,800,000	1,400,076
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,277,600
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.62%, 9/3/15	5,000,000	4,988,350
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.70%, 9/3/15	3,945,000	3,932,376
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.00%, 12/1/32	6,505,000	7,297,374
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.25%, 12/1/39	5,000,000	5,610,450
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/26	1,850,000	2,174,064
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/27	945,000	1,101,964
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/28	1,000,000	1,155,570
Philadelphia GO, Series 2014 A, 5.00%, 7/15/25	5,280,000	6,103,786
Philadelphia GO, Series 2014 A, 5.00%, 7/15/26	5,475,000	6,278,949
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,082,690
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,555,807
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	16,568,539
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,468,450
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,146,950
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	4,950,000	5,450,346

Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,096,019
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,756,616
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,156,728
		191,489,244
Rhode Island†
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	1,015,000	1,068,267
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,102,660
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,506,994
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,121,003
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,385,385
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	738,381
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,163,710
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	740,819
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE)	875,000	1,025,115
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	142,974
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	495,301
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	382,579
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/16	5,000,000	5,078,200
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	3,000,000	3,173,760
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,917,890
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,796,871
		29,771,642
Tennessee — 0.5%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	445,000	445,810
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	1,910,000	1,910,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond Fund), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	7,670,000	7,670,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,530,675
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,058,150
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	3,575,000	3,575,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	180,000	200,288
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	820,000	912,733
		18,302,656
Texas — 7.7%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,743,052
Austin Water & Wastewater System Rev., Series 2011, (Travis, Williamson and Hays Counties), 5.00%, 11/15/28	5,300,000	6,220,928
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16, Prerefunded at 100% of Par (Ambac)(1)	1,000,000	1,022,090
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	357,641
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,859,700
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	984,485
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	534,795
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	573,315
City of Houston Convention & Entertainment Facilities Department Hotel Occupancy Tax Rev., 5.00%, 9/1/25	1,000,000	1,185,010
City Public Service Board of San Antonio Rev., 5.00%, 2/1/19	10,000,000	11,298,000
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	3,300,000	3,701,940

Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,022,310
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,211,919
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,592,720
Dallas Waterworks & Sewer System Rev., Series 2015 A, 5.00%, 10/1/25	2,750,000	3,395,947
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,387,461
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,078,964
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	807,934
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	846,865
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	586,220
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	474,836
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	774,142
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,065,070
Fort Worth Water & Sewer System Rev., Series 2015 A, 5.00%, 2/15/24	11,780,000	14,307,163
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/21 (PSF-GTD)	4,015,000	4,752,837
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/22 (PSF-GTD)	3,140,000	3,772,333
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/22 (PSF-GTD)	4,125,000	4,911,885
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,465,395
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,379,085
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,840,275
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/21	2,200,000	2,581,392
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/22	2,500,000	2,957,675
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/23	1,950,000	2,326,389
Harris County GO, Series 2015 A, 5.00%, 10/1/19	6,765,000	7,768,791
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,421,200
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/20	1,220,000	1,397,473
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/21	900,000	1,032,894
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/23	850,000	989,689
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/24	700,000	819,462
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/25	760,000	882,862
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/26	1,000,000	1,151,980
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/27	510,000	582,950
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/29	2,300,000	2,588,673
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/30	1,000,000	1,119,630
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/32	485,000	536,977
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/33	1,000,000	1,104,690
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,431,000
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	2,999,142
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,657,240
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,382,982
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	817,437
Houston Independent School District GO, Series 2013 B, (Harris County), VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,136,969
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(1)	2,650,000	3,049,541
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,135,940
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,727,125
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,147,670
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,923,217
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,278,460

Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,058,260
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,425,110
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/26	2,000,000	2,418,700
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/27	3,500,000	4,197,025
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,683,704
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,848,706
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,374,940
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,036,596
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,141,908
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	3,475,000	4,113,288
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,732,830
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	564,883
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,759,412
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,263,130
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,916,935
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,542,919
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,018,300
Texas GO, 5.00%, 10/1/15	3,500,000	3,514,420
Texas GO, 5.00%, 10/1/16	3,355,000	3,528,420
Texas GO, 5.00%, 10/1/17	2,225,000	2,426,630
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,127,800
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.37%, 9/3/15	4,800,000	4,788,672
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,158,345
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,128,700
		260,873,400
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	6,138,495
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	6,670,000	7,582,923
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,084,220
		14,805,638
Utah — 0.3%
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,464,880
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,365,537
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,403,122
		9,233,539
Vermont — 0.2%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/24 (AGM)	500,000	569,910
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	500,000	554,535
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,663,873
		5,788,318
Virginia — 0.6%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,594,550
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,606,510
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,003,039
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,381,171
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/19, Prerefunded at 100% of Par(1)	4,150,000	4,797,151
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	2,800,000	3,249,288
		20,631,709

Washington — 4.8%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,220,691
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,423,373
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,362,430
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,697,292
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,961,600
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,684,354
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,216,630
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	1,000,000	1,035,690
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,152,010
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,645,400
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.70%, 9/3/15	11,250,000	11,253,937
Seattle Water System Rev., Series 2015, 5.00%, 5/1/22	10,000,000	11,927,900
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	6,690,000	6,929,301
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,589,580
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,072,130
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,184,480
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,124,840
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	15,835,000	15,835,000
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,948,304
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,380,180
Washington GO, Series R-2012A, 5.00%, 7/1/21	3,375,000	3,990,026
Washington GO, Series R-2012A, 5.00%, 7/1/22	5,000,000	5,961,600
Washington GO, Series R-2012C, 5.00%, 7/1/23	3,855,000	4,588,838
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	16,200,648
Washington GO, Series R-2015C, 5.00%, 7/1/20	6,105,000	7,122,398
Washington GO, Series R-2015H, 5.00%, 7/1/27	10,000,000	11,927,100
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,967,640
Washington Health Care Facilities Authority Rev., Series 2015 B, (Seattle Children's Hospital), 5.00%, 10/1/29	6,500,000	7,546,240
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	920,000	973,047
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	755,000	798,533
		162,721,192
Wisconsin — 1.0%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,693,700
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,493,140
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	2,948,400
Wisconsin GO, Series 2015-1, 5.00%, 5/1/25	5,000,000	6,159,250
Wisconsin GO, Series 2015-1, 5.00%, 5/1/27	2,750,000	3,303,932
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,308,702
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,581,782
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	557,365
		34,046,271
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $3,221,193,281)		3,372,346,045
OTHER ASSETS AND LIABILITIES — 0.5%		16,821,351
TOTAL NET ASSETS — 100.0%		$3,389,167,396

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,221,193,281
Gross tax appreciation of investments	$158,527,718
Gross tax depreciation of investments	(7,374,954)
Net tax appreciation (depreciation) of investments	$151,152,764

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Long-Term Tax-Free Fund
August 31, 2015

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 101.8%
Arizona — 2.6%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	107,215
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	222,294
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	54,549
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	25,000	29,883
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	281,507
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	375,387
University Medical Center Corp. Rev., 6.50%, 7/1/19, Prerefunded at 100% of Par(1)	300,000	359,328
		1,430,163
Arkansas — 0.4%
Pulaski County Public Facilities Board Rev., 5.00%, 12/1/42	200,000	216,530
California — 22.8%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	212,186
Anaheim Public Financing Authority Rev., Series 2009 A, (Electric System Distribution), 5.25%, 10/1/34	200,000	223,360
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	300,000	335,001
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(1)	300,000	332,559
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(1)	200,000	229,386
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	30,000	30,296
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	100,000	103,196
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	240,000	286,531
California GO, 5.00%, 9/1/25	150,000	167,831
California GO, 5.625%, 4/1/26	500,000	578,705
California GO, 5.00%, 12/1/26	200,000	238,606
California GO, 5.75%, 4/1/27	500,000	580,890
California GO, 5.00%, 2/1/28 (Ambac)	335,000	412,465
California GO, 5.75%, 4/1/28	500,000	580,890
California GO, 5.25%, 9/1/28	200,000	233,500
California GO, 5.00%, 10/1/41	100,000	111,691
California GO, 5.00%, 2/1/43	250,000	278,795
California GO, Series 2012 B, VRN, 1.17%, 9/3/15	200,000	204,542
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	11,719
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	245,000	287,115
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	342,984
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	175,405
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	223,206
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	39,153
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/27	250,000	284,585
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	285,635
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	356,554

California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	100,000	110,944
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	439,064
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	339,147
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/17, Prerefunded at 100% of Par (NATL-RE)(1)	265,000	285,742
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	300,000	189,849
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	100,000	117,132
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	100,000	115,250
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	150,000	66,467
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	113,291
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	214,292
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	135,337
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	400,000	440,572
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/36	150,000	171,225
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	113,030
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	228,596
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	61,008
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	100,000	109,144
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	265,442
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(2)	250,000	120,080
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	157,595
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	230,156
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	121,677
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	165,816
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	100,000	109,649
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	81,456
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	113,350
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	100,000	110,546
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,337
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,296
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	10,778
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	287,540
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(2)	1,000,000	367,600
		12,554,194
Colorado — 3.2%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	271,502
Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	250,000	266,160
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	295,945
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	110,388
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	211,976
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 9/3/15	150,000	150,024
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	248,424
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	200,000	230,074
		1,784,493
Connecticut — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	231,150

Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/18, Prerefunded at 100% of Par(1)	100,000	111,679
District of Columbia — 1.4%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	341,163
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	431,808
		772,971
Florida — 5.5%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	116,983
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	226,126
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	265,167
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	341,700
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	216,422
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	50,000	55,709
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	204,928
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	56,628
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	200,000	227,008
Miami-Dade County Industrial Development Authority Rev., Series 2014, (Pinecrest Academy, Inc.), 4.00%, 9/15/19	100,000	105,073
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	204,839
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	94,800
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	234,030
Pompano Beach Rev., Series 2015, (John Knox Village of Florida, Inc.), 5.00%, 9/1/44	200,000	210,128
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/19, Prerefunded at 100% of Par(1)	300,000	365,634
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	54,455
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	54,455
		3,034,085
Georgia — 2.6%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	299,152
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	229,016
Gainesville & Hall County Hospital Authority Rev., Series 2014 A, (Northeast Georgia Health Sysytem, Inc. Project), 5.50%, 8/15/54	200,000	228,842
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	446,572
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	200,000	214,402
		1,417,984
Guam — 0.6%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	164,280
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	160,697
		324,977
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	225,718
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	273,863
Illinois — 4.9%
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	340,065
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	101,173
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	30,000	30,887
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	214,288
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	195,000	195,538

Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	200,000	232,244
Illinois GO, 5.00%, 8/1/24	150,000	158,717
Illinois GO, 5.00%, 3/1/37	300,000	300,330
Illinois GO, 5.50%, 7/1/38	100,000	106,262
Illinois GO, 5.00%, 2/1/39	100,000	99,722
Illinois GO, 5.00%, 5/1/39	200,000	199,436
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	54,361
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	200,000	221,352
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	160,218
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	294,080
		2,708,673
Indiana — 0.2%
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	116,501
Kentucky — 1.3%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	156,569
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	281,950
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	258,948
		697,467
Louisiana — 0.4%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	232,304
Maryland — 0.5%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	162,453
Maryland Health & Higher Educational Facilities Authority Rev., (Peninsula Regional Medical Center), 5.00%, 7/1/45	100,000	109,124
		271,577
Massachusetts — 2.8%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	221,402
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	169,771
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	200,000	223,162
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	228,022
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	292,770
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	223,534
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	174,624
		1,533,285
Michigan — 2.2%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	270,723
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	455,676
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	15,000	15,642
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/39	165,000	179,805
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)	250,000	274,188
		1,196,034
Mississippi — 0.2%
Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	127,686
Missouri — 0.9%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	273,413
Missouri Joint Municipal Electric Utility Commission Rev., Series 2014 A, (Plum Point), 5.00%, 1/1/34	200,000	223,870
		497,283
Nebraska — 0.7%
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	200,000	216,822

Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	150,000	164,625
		381,447
New Jersey — 5.1%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/17, Prerefunded at 100% of Par(1)	250,000	266,962
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	74,241
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	250,000	254,773
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	216,640
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	218,514
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health Obligated), 5.00%, 7/1/44	200,000	216,218
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	273,470
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	232,854
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	269,300
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	249,347
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	111,416
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	200,000	198,816
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	200,000	199,714
		2,782,265
New York — 17.4%
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College), 5.00%, 7/1/28	100,000	116,687
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	62,730
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	288,310
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	169,889
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/44	175,000	192,561
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	293,267
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	332,253
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	274,767
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	115,274
New Rochelle Rev., Series 2015 A, (Iona College), 5.00%, 7/1/40	200,000	216,118
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	565,785
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	90,000	101,315
New York City GO, Series 2015 C, 5.00%, 8/1/25	50,000	60,325
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	78,371
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	277,010
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	661,746
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	145,000	166,189
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	300,000	340,542
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	150,000	174,003
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	227,424
New York City Transitional Finance Authority Rev., Series 2013 F-1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	232,660
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	223,214
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	125,000	146,795
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	334,452
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	111,407
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	304,962
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	239,178

New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	250,000	288,952
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	162,783
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/26	300,000	351,348
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	316,411
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	223,628
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	113,071
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	150,000	173,927
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	121,712
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	117,147
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	291,250
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	387,443
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	338,373
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	100,000	105,810
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	219,754
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	38,606
		9,557,449
North Carolina — 1.1%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/19, Prerefunded at 100% of Par(1)	250,000	296,690
North Carolina Municipal Power Agency No. 1 Rev., Series 2008 A, 5.25%, 1/1/16(1)	145,000	147,460
North Carolina Municipal Power Agency No. 1 Rev., Series 2008 A, 5.25%, 1/1/16	155,000	157,612
		601,762
Ohio — 3.2%
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	100,000	110,113
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	100,000	106,385
County of Allen Hospital Facility Rev., Series 2008 A, (Catholic Healthcare Partners), VRDN, 0.01%, 9/1/15 (LOC: Bank of America N.A.)	900,000	900,000
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	221,174
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	411,532
		1,749,204
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	170,780
Oregon — 1.6%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	221,850
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	300,000	335,664
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	343,578
		901,092
Pennsylvania — 4.7%
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Heathcare Network), 5.25%, 1/15/45	140,000	148,554
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	278,980
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	231,310
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	100,000	114,094
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/44(3)	200,000	155,564
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	223,836
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	164,172
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	120,000	132,119
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	312,381

Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	274,878
School District of Philadelphia (The) GO, Series 2015 D, 5.00%, 9/1/22	250,000	285,592
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	50,000	55,054
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	114,859
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	113,512
		2,604,905
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	110,000	111,346
South Carolina — 0.3%
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	175,000	185,136
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	225,927
Texas — 7.6%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	306,549
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	300,000	322,623
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	200,000	224,360
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	116,809
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	115,431
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,202
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	48,553
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	444,256
Harris County-Houston Sports Authority Rev., Capital Appreciation, Series 2014 A, 0.00%, 11/15/53 (AGM)(2)	1,000,000	156,790
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	125,000	137,143
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	109,085
New Hope Cultural Education Facilities Corp. Rev., Series 2015 A, (Tarleton State University), 5.00%, 4/1/47	250,000	256,720
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/38	300,000	348,855
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/43	150,000	173,781
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	111,821
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	43,712
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	25,000	29,592
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	301,470
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	55,342
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	250,000	282,665
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	108,101
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.37%, 9/3/15	200,000	199,528
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	277,567
		4,199,955
Utah — 0.5%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	249,808
Vermont — 0.5%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	250,000	277,268
Virginia — 1.2%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	210,202
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	200,000	232,092
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	229,464
		671,758

Washington — 1.8%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	65,070
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	226,008
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	225,964
Washington GO, Series 2008 A, 5.00%, 7/1/18, Prerefunded at 100% of Par(1)	200,000	223,214
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	234,792
		975,048
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/19, Prerefunded at 100% of Par(1)	300,000	356,106
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	278,682
		634,788
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $51,985,782)		56,038,555
OTHER ASSETS AND LIABILITIES — (1.8)%		(989,537)
TOTAL NET ASSETS — 100.0%		$55,049,018

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$51,988,710
Gross tax appreciation of investments	$4,159,300
Gross tax depreciation of investments	(109,455)
Net tax appreciation (depreciation) of investments	$4,049,845

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
August 31, 2015

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.2%
Alabama — 0.3%
City of Tuscaloosa GO, Series 2014 C, 1.00%, 1/1/16	530,000	531,216
Arkansas — 1.0%
City of Lowell Rev., (Arkansas Democrat Gazett Project), VRDN, 0.14%, 9/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Little Rock Metrocentre Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.02%, 9/1/15 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
		1,600,000
California — 16.1%
California Infrastructure & Economic Development Bank Rev., (Canyon Plastics, Inc.), VRDN, 0.09%, 9/3/15 (LOC: Bank of the West)	1,885,000	1,885,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.10%, 9/3/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	845,000	845,000
City of Los Angeles GO, 2.00%, 6/30/16	3,000,000	3,041,682
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.06%, 9/3/15	3,500,000	3,500,000
Elsinore Valley Municipal Water District COP, Series 2007 A, 4.25%, 7/1/16	750,000	774,660
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.09%, 9/3/15	6,320,000	6,320,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 0.87%, 9/3/15 (LOC: BNP Paribas)	8,440,000	8,440,000
		24,806,342
Colorado — 2.8%
Colorado Educational & Cultural Facilities Authority Rev., (Shambhala Mountain Center), VRDN, 0.12%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	490,000	490,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.12%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	445,000	445,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 B-5, VRDN 0.01%, 9/1/15 (LOC: TD Bank N.A.)	1,600,000	1,600,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.11%, 9/3/15 (LOC: BNP Paribas)	1,740,000	1,740,000
		4,275,000
Connecticut — 0.6%
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.01%, 9/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Florida — 2.7%
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.08%, 9/3/15 (LOC: Branch Banking & Trust)	400,000	400,000
Tender Option Bond Trust Receipts / Certificates Rev., Series XF0096, VRDN, 0.12%, 9/3/15 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
		4,100,000
Georgia — 3.7%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.18%, 9/3/15	1,520,000	1,520,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports Project), VRDN, 0.17%, 9/3/15 (LOC: Bank of America N.A.)	2,465,000	2,465,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.17%, 9/3/15 (LOC: Bank of America N.A.)	1,680,000	1,680,000
		5,665,000
Idaho — 2.0%
State of Idaho GO, 2.00%, 6/30/16	3,000,000	3,042,337
Illinois — 6.5%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.17%, 9/3/15 (LOC: Bank of America N.A.)	1,180,000	1,180,000

Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.17%, 9/3/15 (LOC: U.S. Bank N.A.)	1,335,000	1,335,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.09%, 9/3/15 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.11%, 9/3/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 8/23/11, Cost $360,000)(2)	360,000	360,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.42%, 9/3/15 (LOC: First National Bank and FHLB)	1,765,000	1,765,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.15%, 9/2/15 (LOC: U.S. Bank N.A.)	1,020,000	1,020,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.06%, 9/3/15 (LOC: Northern Trust Company)	1,700,000	1,700,000
		10,100,000
Indiana — 0.2%
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.11%, 9/2/15 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
Iowa — 0.3%
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.15%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	530,000	530,000
Louisiana — 2.0%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.25%, 9/3/15 (LOC: Community Bank and FHLB)	3,050,000	3,050,000
Maryland — 1.4%
County of Montgomery Rev., (American Gastroenterological), VRDN, 0.12%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	1,535,000	1,535,000
Washington County Economic Development Rev., (St. James School Project), VRDN, 0.03%, 9/3/15 (LOC: PNC Bank N.A.)	700,000	700,000
		2,235,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.30%, 9/2/15 (LOC: TD Bank N.A.)	360,000	360,000
Minnesota — 5.2%
City of Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.12%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	300,000	300,000
St. Paul Port Authority Rev., (Bigos-Sibley Project), VRDN, 0.06%, 9/3/15 (LIQ FAC: FHLMC)	7,745,000	7,745,000
		8,045,000
Missouri — 0.4%
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 9/1/15 (LOC: Commerce Bank N.A.)	600,000	600,000
Nevada — 2.5%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.17%, 9/3/15 (LOC: Citibank N.A.)	2,365,000	2,365,000
State of Nevada GO, Series 2013 D-1, (Capital Improvement & Cultural Affairs), 4.00%, 3/1/16	1,500,000	1,528,038
		3,893,038
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., Series 2008 A, (New Hampshire Public Radio, Inc.), VRDN, 0.06%, 9/3/15 (LOC: TD Bank N.A.)	1,000,000	1,000,000
New Mexico — 0.4%
City of Albuquerque Industrial Rev., (CVI Laser LLC), VRDN, 0.17%, 9/3/15 (LOC: Bank of America N.A.)	600,000	600,000
New York — 8.7%
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.02%, 9/1/15 (LOC: Bayerische Landesbank)	3,850,000	3,850,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.04%, 9/2/15 (LOC: Bayerische Landesbank)	5,400,000	5,400,000
New York City Transitional Finance Authority Rev., Series 2003, VRDN, 0.02%, 9/1/15 (LIQ FAC: Bayerische Landesbank)	900,000	900,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.20%, 9/3/15 (LOC: Citibank N.A.)	2,455,000	2,455,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.26%, 9/2/15 (LOC: JPMorgan Chase Bank N.A.)	790,000	790,000
		13,395,000

North Carolina — 7.7%
Austin Trust Rev., Series 2008-3509, VRDN, 0.16%, 9/3/15 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.12%, 9/3/15 (LOC: Branch Banking & Trust)	4,745,000	4,745,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.07%, 9/3/15 (SBBPA: Branch Banking & Trust)	3,200,000	3,200,000
		11,945,000
Ohio — 2.2%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.07%, 9/3/15 (LOC: First Federal Bank of Midwest and FHLB)	3,430,000	3,430,000
Pennsylvania — 1.7%
Pennsylvania Economic Development Financing Authority Rev., Series B-1, (Seven Shes Realty), VRDN, 0.13%, 9/3/15 (LOC: PNC Bank N.A.)	650,000	650,000
Pennsylvania Economic Development Financing Authority Rev., Series B-2, VRDN, 0.12%, 9/3/15 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
		2,550,000
South Carolina — 1.7%
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.08%, 9/3/15 (LOC: Branch Banking & Trust)	2,560,000	2,560,000
Tennessee — 0.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 9/1/15 (LOC: Bank of America N.A.)	755,000	755,000
Texas — 22.0%
Austin Trust Rev., Series 2008-1197, VRDN, 0.12%, 9/3/15 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Barbers Hill Independent School District GO, 5.00%, 2/15/16 (LOC: Texas Permanent School Fund and PSF-GTD)	900,000	919,490
Board of San Antonio Electric & Gas Rev., 5.00%, 2/1/16	1,000,000	1,019,853
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.04%, 9/2/15	7,000,000	7,000,000
City of Frisco GO, 5.00%, 2/15/16 (NATL-RE)	1,685,000	1,721,800
City of Houston Combined Utility System Rev., Series 2011 E, (First Lien), 5.00%, 11/15/15	1,240,000	1,252,281
Eanes Independent School District GO, Series 2015 A, 2.00%, 8/1/16 (LOC: Texas Permanent School Fund and PSF-GTD)	2,320,000	2,352,705
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.01%, 9/1/15	3,000,000	3,000,000
JPMorgan Chase PUTTERs/DRIVERs Trust Rev., Series 4302Z, VRDN, 0.13%, 9/3/15 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,000,000	4,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.15%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	2,965,000	2,965,000
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.06%, 9/3/15 (LOC: Bank of America N.A.)	5,000,000	5,000,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.05%, 9/3/15 (LOC: Rabobank N.A. and Rabobank Nederland)	1,570,000	1,570,000
		33,926,129
Utah — 1.2%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.10%, 9/3/15 (LOC: Bank of the West)	1,250,000	1,250,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.12%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	545,000	545,000
		1,795,000
Washington — 2.7%
Washington Economic Development Finance Authority Rev., Series 2006 F, (Wesmar Co. Inc.), VRDN, 0.15%, 9/3/15 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Washington Healthcare Facilities Authority Rev., (Community Migrant Health), VRDN, 0.03%, 9/3/15 (LOC: U.S. Bank N.A.)	530,000	530,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.05%, 9/2/15 (LOC: U.S. Bank N.A.)	900,000	900,000
		4,175,000

Wisconsin — 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.15%, 9/2/15 (LOC: U.S. Bank N.A.)	1,375,000	1,375,000
TOTAL INVESTMENT SECURITIES — 98.2%		151,589,062
OTHER ASSETS AND LIABILITIES — 1.8%		2,714,757
TOTAL NET ASSETS — 100.0%		$154,303,819

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $15,670,000, which represented 10.2% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $360,000, which represented 0.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$151,589,062

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2015